Structured Asset Trust Unit Repackagings (Saturns)
J.C. Penney Company, Inc. Debenture Backed
Series 2007-1
CUSIP NO. 80412E202
CUSIP NO. 80412EAA1
Distribution Date March 1, 2013
U.S. Bank National Association, as Trustee for the Trust, hereby gives notice with respect to the Distribution Date as follows:
The amount of the distribution payable to the Certificateholders on the Distribution Date allocable to principal and premium, if any, and interest, is as set forth below:
Beginning Principal/Unit
Amount
Principal Payment
Ending Principal/Unit
Amount
Fixed Rate
Accrual
Days
Day Count
Fixed Interest
Amount Due
Aggregate
Interest Due
and Unpaid
Total
Distribution
$54,500,000.00 $0.00 $54,500,000.00 7.00000% 180 30/360 $1,907,500.00 $0.00 $1,907,500.00
$3,690,000.00
$0.00
$3,690,000.00
47.771 Rate per Unit n/a 30/360
$164,813.00 $0.00 $164,813.00
Additional Information
$2,000.00
$3,499.50
Underlying Security
PENNEY J C INC DEB 7.625% 3/01/97 708160BL9
March/September
$54,500,000.00
7.62500%
$2,077,812.50
CUSIP Moody's S & P Moody's Date S & P Date
80412E202 Baa3 BBB- Caa1 26-Nov-12 B- 19-Nov-12
80412EAA1 Baa3 BBB- n/a n/a B- 19-Nov-12
Underlying Security Baa3 BBB- Caa1 20-Nov-12 B- 9-Nov-12
*The Trustee shall not be held responsible for the selection or use of the CUSIP number nor is any representation made as to its correctness.
It is included for the convenience of the Holders.
Current Ratings
Expense Account Deposit
Original Ratings
To the Holders of:
Payment Dates
Current Principal Balance
Annual Coupon Rate (Fixed)
Interest Payment Received
Trustee Fees